Group Cash Flow Statements - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOW FROM OPERATING ACTIVITIES
Cash generated by operations		$ 334.0	$ 320.0	$ 322.0
Interest received		6.0	6.0	5.0
Interest paid		(14.0)	(6.0)	(11.0)
Income and mining taxes refunded/(paid)		(23.0)	(40.0)	(4.0)
Cash generated by operating activities		303.0	280.0	312.0
CASH FLOW FROM INVESTING ACTIVITIES
(Increase)/decrease in restricted cash		(2.0)	0.0	(1.0)
Decrease in amounts invested in restricted investments		0.0	1.0	3.0
Cash on acquisition of Hidden Valley		0.0	33.0	0.0
Acquisition of Moab Khotsong		(300.0)	0.0	0.0
Loan to ARM BBEE Trust		0.0	0.0	(14.0)
Additions to intangible assets		(1.0)	0.0	0.0
Proceeds from disposal of property, plant and equipment		0.0	3.0	0.0
Additions to property, plant and equipment		(355.0)	(286.0)	(168.0)
Cash utilised by investing activities		(658.0)	(249.0)	(180.0)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings raised		565.0	54.0	24.0
Borrowings repaid		(312.0)	(50.0)	(138.0)
Proceeds from the issue of shares	[1]	79.0	0.0	0.0
Dividends paid		(12.0)	(33.0)	0.0
Cash generated from/(utilised by) financing activities		320.0	(29.0)	(114.0)
Foreign currency translation adjustments		(9.0)	8.0	(21.0)
Net increase/(decrease) in cash and cash equivalents		(44.0)	10.0	(3.0)
Cash and cash equivalents - beginning of year		95.0	85.0	88.0
Cash and cash equivalents - end of year		51.0	$ 95.0	$ 85.0
Share issue costs		$ 3.7

[1]	Net of share issue cost of US$3.7 million